Supplemental information on oil and gas activities (Schedule of Capitalized Costs Related to Oil and Gas Producing Activities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	$ 222,727	$ 201,177	$ 197,829
Proved properties, Mineral interest and wells	1,079,257	957,932	968,617
Proved properties, Other uncompleted projects	16,480	27,204	15,477
Unproved properties	113,041	94,690	77,820
Gross capitalised costs	1,431,505	1,281,003	1,259,743
Accumulated depreciation	(771,353)	(679,774)	(658,432)
Total net capitalised costs	660,152	601,229	601,311
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	144,672	125,078	115,577
Proved properties, Mineral interest and wells	672,424	580,931	511,040
Proved properties, Other uncompleted projects	16,099	26,136	13,048
Unproved properties	102,760	94,419	77,388
Gross capitalised costs	935,955	826,564	717,053
Accumulated depreciation	(354,981)	(282,616)	(228,929)
Total net capitalised costs	580,974	543,948	488,124
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	74,490	72,766	74,363
Proved properties, Mineral interest and wells	343,926	334,993	348,366
Proved properties, Other uncompleted projects	113	818	2,158
Unproved properties		0
Gross capitalised costs	418,529	408,577	424,887
Accumulated depreciation	(371,171)	(358,417)	(345,611)
Total net capitalised costs	47,358	50,160	79,276
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	3,565	3,333	3,580
Proved properties, Mineral interest and wells	44,716	42,008	47,729
Proved properties, Other uncompleted projects	268	250	245
Unproved properties	290	271	432
Gross capitalised costs	48,839	45,862	51,986
Accumulated depreciation	(42,885)	(38,741)	(38,273)
Total net capitalised costs	5,954	7,121	13,713
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities		0	4,309
Proved properties, Mineral interest and wells		0	61,482
Proved properties, Other uncompleted projects		0	26
Unproved properties		0	0
Gross capitalised costs		0	65,817
Accumulated depreciation		0	(45,619)
Total net capitalised costs		$ 0	$ 20,198
Ecuador [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Mineral interest and wells	18,191
Unproved properties	9,991
Gross capitalised costs	28,182
Accumulated depreciation	(2,316)
Total net capitalised costs	$ 25,866